Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (517,982)
Ending balance	(521,462)	$ (517,982)
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,131,754)	(1,978,830)
Additions	110,657	96,554
Additions - business acquisitions (Note 27a)	47,810	114,064
Disposals/retirements	(100,058)	(39,213)
Foreign currency translation adjustment	(63,562)	18,481
Ending balance	(2,253,725)	(2,131,754)
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,613,772	1,499,504
Amortization expense (Note 24)	157,378	164,560
Impairment (Note 24)	10,633
Disposals/retirements	97,393	39,179
Foreign currency translation adjustment	47,873	(11,113)
Ending balance	1,732,263	1,613,772
Internal-use software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(18,737)
Ending balance	(12,469)	(18,737)
Internal-use software | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(99,204)	(95,707)
Additions	929	4,321
Additions - business acquisitions (Note 27a)	0	77
Disposals/retirements	(4,652)	(436)
Foreign currency translation adjustment	(1,419)	465
Ending balance	(96,900)	(99,204)
Internal-use software | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	80,467	72,177
Amortization expense (Note 24)	7,336	8,872
Impairment (Note 24)	0
Disposals/retirements	4,652	436
Foreign currency translation adjustment	1,280	(146)
Ending balance	84,431	80,467
Internal-use software | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(54,194)
Ending balance	(51,553)	(54,194)
Internal-use software | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(123,289)	(114,701)
Additions	9,861	9,433
Additions - business acquisitions (Note 27a)	0	0
Disposals/retirements	(2,826)	(326)
Foreign currency translation adjustment	(974)	519
Ending balance	(131,298)	(123,289)
Internal-use software | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	69,095	58,212
Amortization expense (Note 24)	12,986	11,513
Impairment (Note 24)	0
Disposals/retirements	2,826	326
Foreign currency translation adjustment	490	(304)
Ending balance	79,745	69,095
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,121)
Ending balance	(1,108)	(1,121)
Business solutions | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(81,028)	(82,256)
Additions	229	911
Additions - business acquisitions (Note 27a)	0	0
Disposals/retirements	(7,506)	(803)
Foreign currency translation adjustment	(2,527)	1,336
Ending balance	(76,278)	(81,028)
Business solutions | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	79,907	80,586
Amortization expense (Note 24)	316	1,319
Impairment (Note 24)	0
Disposals/retirements	7,506	803
Foreign currency translation adjustment	2,453	(1,195)
Ending balance	75,170	79,907
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(193,538)
Ending balance	(232,893)	(193,538)
Business solutions | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(511,384)	(444,593)
Additions	88,900	61,693
Additions - business acquisitions (Note 27a)	0	0
Disposals/retirements	(34,810)	(46)
Foreign currency translation adjustment	(5,541)	(5,144)
Ending balance	(571,015)	(511,384)
Business solutions | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	317,846	277,092
Amortization expense (Note 24)	41,928	37,318
Impairment (Note 24)	10,633
Disposals/retirements	34,810	46
Foreign currency translation adjustment	2,525	3,482
Ending balance	338,122	317,846
Software licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(61,919)
Ending balance	(47,916)	(61,919)
Software licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(221,510)	(216,490)
Additions	10,738	20,196
Additions - business acquisitions (Note 27a)	507	201
Disposals/retirements	(47,888)	(13,281)
Foreign currency translation adjustment	(5,505)	2,096
Ending balance	(190,372)	(221,510)
Software licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	159,591	145,078
Amortization expense (Note 24)	26,411	29,356
Impairment (Note 24)	0
Disposals/retirements	47,146	13,247
Foreign currency translation adjustment	3,600	(1,596)
Ending balance	142,456	159,591
Client relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(188,473)
Ending balance	(175,523)	(188,473)
Client relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,095,339)	(1,025,083)
Additions	0	0
Additions - business acquisitions (Note 27a)	47,303	113,786
Disposals/retirements	(2,376)	(24,321)
Foreign currency translation adjustment	(47,596)	19,209
Ending balance	(1,187,862)	(1,095,339)
Client relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	906,866	866,359
Amortization expense (Note 24)	68,401	76,182
Impairment (Note 24)	0
Disposals/retirements	453	24,321
Foreign currency translation adjustment	37,525	(11,354)
Ending balance	$ 1,012,339	$ 906,866